Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 462,103
Total current assets	5,880,890
Total assets	7,119,855
Stockholder’s equity
Additional paid in capital	0
Retained deficit	0
Total stockholder’s equity	2,194,352
Total liabilities and stockholder’s equity	7,119,855
Galaxy Digital Inc.
Current assets
Cash and cash equivalents	1	$ 3
Total current assets	1	3
Total assets	1	3
Stockholder’s equity
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	0	0
Additional paid in capital	5	5
Retained deficit	(4)	(2)
Total stockholder’s equity	1	3
Total liabilities and stockholder’s equity	$ 1	$ 3